CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 131,027	812,972	980,129
Restricted cash	38,186	236,929	163,506
Funds receivable	66,577	413,084	241,122
Short-term investments			485,945
Accounts receivable, net	26,658	165,404	99,892
Due from related parties	6,439	39,951	10,000
Prepayments and other current assets	41,862	259,734	66,104
Deferred tax assets	3,684	22,859	8,436
Total current assets	314,433	1,950,933	2,055,134
Non-current assets:
Property and equipment, net	24,064	149,307	45,690
Intangible assets	459	2,849
Long-term investments	16,629	103,175	0
Other non-current assets	9,904	61,453	23,951
Total non-current assets	51,056	316,784	69,641
Total assets	365,489	2,267,717	2,124,775
Current liabilities (including current liabilities of the Affiliated PRC Entities without recourse to the Company amounting to RMB384,561 and RMB844,484 (US$136,106) as of December 31, 2013 and 2014, respectively) (note 1):
Customer advances and deposits	41,742	258,992	164,679
Due to related parties	1,016	6,305	4,492
Accounts payable	3,193	19,813	5,087
Salaries and welfare payable	32,465	201,433	85,977
Income tax payable	3,678	22,821	5,764
Accrued expenses and other current liabilities	186,240	1,155,547	438,486
Warrant liability	113,106	701,776
Total current liabilities	381,440	2,366,687	704,485
Non-current liabilities (including non-current liabilities of the Affiliated PRC Entities without recourse to the Company amounting to RMB3,125 and RMB3,429 (US$553) as of December 31, 2013 and 2014, respectively):
Non-current liabilities	11,542	71,616	57,863
Total non-current liabilities	11,542	71,616	57,863
Total liabilities	392,982	2,438,303	762,348
Commitments and contingencies
Shareholders' equity (deficit):
Additional paid-in capital	333,513	2,069,313	1,788,167
Accumulated other comprehensive (loss) income	671	4,163	(28,476)
Accumulated deficit	(362,041)	(2,246,319)	(399,418)
Total shareholders' equity(deficit)	(27,493)	(170,586)	1,362,427
Total liabilities and shareholders' equity(deficit)	$ 365,489	2,267,717	2,124,775